Financial instruments and risk management (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Assets, per balance sheet	R$ 10,989,319	R$ 10,956,401
Derivative financial instruments	304,959	276,951
Other derivatives	502,453	624,671
Trade accounts receivable and other accounts receivable excluding prepayments	3,908,773	3,659,777
Marketable securities	1,971,439	2,203,564
Cash and cash equivalents	3,077,931	2,548,713	R$ 5,228,615	R$ 2,575,290
Leases	236,341	238,646
Judicial deposits	689,739	1,377,560
Other financial assets	216,721
Other amounts recoverable	80,963	26,519
Liabilities, according to the balance sheet	21,527,419	23,842,076
Loans and financing	3,770,946	4,969,825
Derivative financial instruments	239,714	393,372
Suppliers and other obligations, excluding legal obligations	4,612,112	4,237,229
Leases	12,256,775	12,831,865
Dividends and interest on shareholders' equity payable	647,872	661,494
Other contractual obligations		748,291
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Liabilities, according to the balance sheet	21,287,705	23,448,704
Loans and financing	3,770,946	4,969,825
Derivative financial instruments
Suppliers and other obligations, excluding legal obligations	4,612,112	4,237,229
Leases	12,256,775	12,831,865
Dividends and interest on shareholders' equity payable	647,872	661,494
Other contractual obligations		748,291
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Liabilities, according to the balance sheet	239,714	393,372
Loans and financing
Derivative financial instruments	239,714	393,372
Suppliers and other obligations, excluding legal obligations
Leases
Dividends and interest on shareholders' equity payable
Other contractual obligations
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Assets, per balance sheet	7,993,747	7,851,215
Derivative financial instruments
Other derivatives
Trade accounts receivable and other accounts receivable excluding prepayments	3,908,773	3,659,777
Marketable securities
Cash and cash equivalents	3,077,931	2,548,713
Leases	236,341	238,646
Judicial deposits	689,739	1,377,560
Other financial assets
Other amounts recoverable	80,963	26,519
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Assets, per balance sheet	2,995,572	3,105,186
Derivative financial instruments	304,959	276,951
Other derivatives	502,453	624,671
Trade accounts receivable and other accounts receivable excluding prepayments
Marketable securities	1,971,439	2,203,564
Cash and cash equivalents
Leases
Judicial deposits
Other financial assets	216,721
Other amounts recoverable